Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents (Note 4)	$ 1,439.0	$ 1,421.9
Receivables	120.9	111.0
Loans receivable (Note 6)	10.2
Gold bullion, prepaid expenses and other current assets (Note 7)	98.2	82.4
Current assets	1,668.3	1,615.3
Royalty, stream and working interests, net (Note 8)	4,031.1	4,027.1
Investments (Note 5)	278.0	254.5
Loans receivable (Note 6)	75.7	24.8
Deferred income tax assets	35.4	37.0
Other assets (Note 9)	52.7	35.4
Total assets	6,141.2	5,994.1
LIABILITIES
Accounts payable and accrued liabilities	30.1	30.9
Current income tax liabilities	27.2	8.3
Current liabilities	57.3	39.2
Deferred income tax liabilities (Note 17)	234.1	180.1
Other liabilities	4.6	5.7
Total liabilities	296.0	225.0
SHAREHOLDERS' EQUITY
Share capital (Note 18)	5,753.9	5,728.2
Contributed surplus	20.3	20.6
Retained earnings	294.0	212.3
Accumulated other comprehensive loss	(223.0)	(192.0)
Total shareholders' equity	5,845.2	5,769.1
Total liabilities and shareholders' equity	$ 6,141.2	$ 5,994.1